Restructuring (Tables)	6 Months Ended
Jun. 30, 2020
VELODYNE LIDAR, INC AND SUBSIDIARIES
Restructuring Cost and Reserve [Line Items]
Summary of costs incurred, estimated costs to be incurred and estimated total costs expected to be incurred under the restructuring program

The following table summarizes our costs incurred during the six months ended June 30, 2020, estimated additional costs to be incurred and estimated total costs expected to be incurred under the restructuring program as of June 30, 2020 (in thousands):

	Cost Incurred During the Period	Cumulative Costs Incurred Through End of the Period	Estimated Additional Costs to be Incurred	Total Restructuring Costs Expected to be Incurred
	(unaudited)
Employee termination benefits	$1,043	$1,043	$—	$1,043

The following table summarizes the changes in restructuring liabilities during the six months ended June 30, 2020 (in thousands):

Six Months Ended June 30, 2020
(unaudited)
Restructuring liabilities, beginning	$—
Provisions and adjustments	1,043
Cash payments	(973)
Restructuring liabilities, ending	$70